Preferred Stock	12 Months Ended
Dec. 31, 2021
Common Stock
Preferred Stock

7. Preferred Stock

We have 10,000,000 shares of preferred stock authorized for issuance.

No shares of preferred stock were outstanding as of December 31, 2021 and 2020 and none are outstanding as of the date of this report.